Operating Revenue (Tables)	12 Months Ended
Dec. 31, 2019
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Disaggregation of operating revenue

	2019	2018	2017
	Million	Million	Million
Revenue from telecommunications services
Voice services	88,624	108,083	156,918
Data services
-SMS & MMS	28,648	28,800	28,058
-Wireless data traffic	384,999	383,297	364,906
-Wireline broadband	68,835	54,285	39,731
-Applications and information services	82,543	75,701	60,655
Others	20,743	20,741	18,083

	674,392	670,907	668,351
Revenue from sales of products and others	71,525	65,912	72,163

	745,917	736,819	740,514

Summary of Contract Assets
The Group has recognized the following assets related to contract with customers:

			As of	As of
	Note		December 31, 2019	December 31, 2018
			Million	Million
Contract assets	(i	)	6,567	6,489
Less: current portion			(5,003)	(5,022)

Non-current portion recorded in other non-current assets			1,564	1,467
Contract costs recorded in other non-current assets	(ii	)	15,987	6,975

Other non-current assets			17,551	8,442

Summary of Significant Changes in Contract Assets Relating to Contracts with Customers

	Contract assets
	Gross amount	Loss allowance
	Million	Million
As of January 1, 2019	6,831	(342)
Increase resulting from satisfaction of performance obligation	6,886	—
Reclassified to accounts receivable	(6,834)	—
Net impairment loss of contract assets	—	26

As of December 31, 2019	6,883	(316)

Summary of Significant Changes in Contract Costs Relating to Contracts with Customers

	Contract costs
	2019	2018
	Million	Million
As of January 1	6,975	4,954
Addition	24,149	9,711
Amortization for the year	(15,137)	(7,690)

As of December 31	15,987	6,975

Summary of contract liabilities
Contract liabilities are presented in deferred revenue in the consolidated balance sheets. Changes in contract liabilities are as follows:

	Contract liabilities
	2019	2018
	Million	Million
As of January 1	62,812	81,147
Opening balance recognized in the consolidated statement of comprehensive income for the year	(56,409)	(66,370)
Other changes for the year	51,028	48,035

As of December 31	57,431	62,812